OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

12. OTHER CURRENT LIABILITIES

The Company’s other current liabilities are summarized below:

	At December 31,
	2018	2019
Payables for purchase of property, plant and equipment	$36,680,431	$22,810,701
Payables associated with finance lease–current portion, Note 11(c)(1)	5,004,187	—
Payables associated with failed sale-lease back–current portion, Note 11(c)(1)	7,275,464	—
Interest payable	1,626,010	1,009,090
Other tax payables	141,317	206,591
Accrued EPC warranty liabilities	186,553	183,941
Other (1)	1,834,945	2,953,012
	$52,748,907	$27,163,335
(1)	Other as of December 31, 2019 mainly includes the payables for the claims, audit fee and other professional service fees.